Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Instruments [Abstract]
Summary of derivatives

		2025		2024
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
–interest rate swaps	44	92	11	270
– cross-currency swaps	—	5	19	—
Cash flow hedges
– cross-currency swaps	105	—	81	16
– forward foreign currency contracts	61	43	71	33
Net investment hedges
– forward foreign currency contracts	65	18	35	67
Held-for-trading*
– forward foreign currency contracts	22	57	79	31
Embedded derivative relating to associates (note 14)	—	—	—	7
Total	297	215	296	424
Current	162	91	186	156
Non-current	135	124	110	268
	297	215	296	424
Derivatives
– in respect of net debt**	158	146	184	297
– other	139	69	112	127
	297	215	296	424
Notes:
*Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.
**Derivatives in respect of net debt are in a net asset position of £12 million as at 31 December 2025 (2024: net liability position of £113 million). The Group’s net debt is presented in note 23.

Summary of maturity dates of derivative financial instruments	The maturity dates of gross-settled derivative financial instruments are as follows:

				2025				2024
	Assets		Liabilities		Assets		Liabilities
	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m
Within one year
–forward foreign currency contracts	7,208	(7,067)	9,580	(9,703)	9,748	(9,556)	6,952	(7,075)
– interest rate swaps	100	(101)	174	(246)	—	(9)	117	(224)
– cross-currency swaps	7	(12)	57	(54)	34	(40)	306	(323)
Between one and two years
–forward foreign currency contracts	771	(756)	96	(98)	377	(365)	199	(202)
– interest rate swaps	120	(106)	624	(617)	18	(14)	231	(316)
– cross-currency swaps	581	(467)	57	(52)	34	(38)	—	—
Between two and three years
– interest rate swaps	120	(112)	136	(139)	19	(15)	229	(249)
– cross-currency swaps	—	—	57	(54)	594	(492)	—	—
Between three and four years
– interest rate swaps	120	(117)	136	(145)	19	(16)	196	(218)
– cross-currency swaps	—	—	994	(1,018)	27	(25)	—	—
Between four and five years
– interest rate swaps	101	(100)	136	(149)	19	(17)	196	(218)
– cross-currency swaps	—	—	—	—	473	(454)	—	—
Beyond five years
– interest rate swaps	291	(293)	279	(331)	279	—	1,217	(685)
	9,419	(9,131)	12,326	(12,606)	11,641	(11,041)	9,643	(9,510)

Summary of items designated as hedging instruments	The items designated as hedging instruments are as follows:

		2025		2024
	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m
Interest rate risk exposure:
Fair value hedges
– interest rate swaps	7,108	144	6,509	(58)
– cross-currency swaps	427	(26)	459	(2)
Cash flow hedges
– cross-currency swaps	563	(22)	833	18
Foreign currency risk exposure:
Cash flow hedges
– forward foreign currency contracts	2,542	21	3,023	39
Net investment hedges (derivative related)
– forward foreign currency contracts	5,961	48	4,569	(33)
Net investment hedges (non-derivative related)
– debt (carrying value) in borrowings designated as net investment hedges of net assets	383	(20)	363	17